Events After the Balance Sheet Date	12 Months Ended
Dec. 31, 2019
Statement [Line Items]
Events After the Balance Sheet Date

40. EVENTS AFTER THE BALANCE SHEET DATE
There have been no significant events between 31 December 2019 and the date of approval of these financial statements which would require a change to or additional disclosure in the financial statements.

Company Balance Sheet
At 31 December

	Notes	2019 £m	2018 £m
Assets
Financial assets at amortised cost
– Loans and advances to banks	4	8,920	9,214
– Other financial assets at amortised cost	5	1,142	1,185
Interests in other entities	6	13,600	13,400
Current tax assets		6	1
Other assets		2	2

Total assets		23,670	23,802

Liabilities
Financial liabilities at amortised cost:
– Deposits by banks	7	8	—
– Debt securities in issue	8	8,957	9,295
– Subordinated liabilities	9	1,142	1,185

Total liabilities		10,107	10,480

Equity
Share capital	12	7,060	7,060
Other equity instruments	13	2,241	2,041
Retained earnings		4,262	4,221

Total shareholders’ equity		13,563	13,322

Total liabilities and equity		23,670	23,802

The accompanying Notes form an integral part of these Financial Statements.
The profit after tax of the Company attributable to shareholders was £
449
m (2018: £
1,280
m). The profit after tax of the Company attributable to shareholders in 2018 included a dividend receipt of £668m associated with ring-fencing transfers to Banco Santander London Branch. As permitted by Section 408 of the UK Companies Act 2006, the Company’s income statement has not been presented.
The Financial Statements were approved and authorised for issue by the Board on 2
March
2020 and signed on its behalf by:

Nathan Bostock	Madhukar Dayal
Chief Executive Officer	Chief Financial Officer

Company Registered Number: 08700698

Company Cash Flow Statement
At 31 December

	2019 £m	2018 (1) £m
Cash flows from operating activities
Profit after tax	449	1,280
Adjustments for:
Non-cash items included in profit	3	(75)
Net change in operating assets and liabilities	370	(2,604)
Corporation tax paid	0	(28)
Effects of exchange rate differences	(371)	419

Net cash flows from operating activities	451	(1,008)

Cash flows from investing activities
Investments in other entities	(200)	(377)

Net cash flows from investing activities	(200)	(377)

Cash flows from financing activities
Issue of other equity instruments	500	—
Issuance costs of other equity instruments	0	—
Issue of debt securities and subordinated notes	0	2,679
Repayment of debt securities	0	(21)
Repurchase of other equity instruments	(304)	—
Issuance costs of debt securities and subordinated notes	0	—
Dividends paid on ordinary shares	(262)	(1,123)
Dividends paid on other equity instruments	(142)	(145)

Net cash flows from financing activities	(208)	1,390

Change in cash and cash equivalents	43	5
Cash and cash equivalents at beginning of the year	8	3

Cash and cash equivalents at the end of the year	51	8

(1)	Adjusted to reflect the amendment to IAS 12, as described in Note 1.
Company Statement of Changes in Equity
For the years ended 31 December

	Share capital £m	Other equity instruments £m	Retained earnings (2) £m	Total £m
At 1 January 2019	7,060	2,041	4,221	13,322
Total comprehensive income: (1)
– Profit after tax	0	0	449	449
Issue of other equity instruments	0	500	0	500
Repurchase of other equity instruments	0	(300)	(4)	(304)
Dividends on ordinary shares	0	0	(262)	(262)
Dividends on other equity instruments	0	0	(142)	(142)
At 31 December 2019	7,060	2,241	4,262	13,563
At 1 January 2018	7,060	2,041	4,209	13,310
Total comprehensive income: (1)
– Profit after tax	—	—	1,280	1,280
Dividends on ordinary shares	—	—	(1,123)	(1,123)
Dividends on other equity instruments	—	—	(145)	(145)
At 31 December 2018	7,060	2,041	4,221	13,322

(1)	Total comprehensive income comprises only the profit for the year; no statement of comprehensive income has been shown for the Company, as permitted by Section 408 of the UK Companies Act 2006.
(2)	Adjusted to reflect the amendment to IAS 12, as described in Note 1.
The accompanying Notes form an integral part of these Financial Statements.

Santander UK Group Holdings plc [member]
Statement [Line Items]
Events After the Balance Sheet Date	16. EVENTS AFTER THE BALANCE SHEET DATE See Note 40 to the Consolidated Financial Statements.